Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
Schedule of operating lease ROU assets and operating lease liabilities

	June 30,	December 31,
	2025	2024

Operating Leases:
Operating lease right-of-use assets, net	$347,298	$432,397
Current portion of operating lease liabilities	$244,182	$237,270
Operating lease liabilities, net of current portion	$302,251	$425,829

	December 31,	December 31,
	2024	2023
Operating Leases:
Operating lease right-of-use assets, net	$432,397	$575,227
Current portion of operating lease liabilities	$237,270	$223,929
Operating lease liabilities, net of current portion	$425,829	$663,099

Schedule of future minimum payments due

2025 (remaining period)	$130,958
2026	250,152
2027	102,060
2028	93,555
Total lease payments	576,725
Less: Imputed interest	30,292
Present value of lease liabilities	$546,433

At June 30, 2025, the Company had the following future minimum payments due under the non-cancelable lease:

2025 (remaining period)	$130,958
2026	250,152
2027	102,060
2028	93,555
Total minimum lease payments	$576,725

2025	$260,611
2026	250,152
2027	102,060
2028	93,555
Total lease payments	706,378
Less: Imputed interest	43,279
Present value of lease liabilities	$663,099

At December 31, 2024, the Company had the following future minimum payments due under the non-cancelable lease:

2025	$260,611
2026	250,152
2027	102,060
2028	93,555
Total minimum lease payments	$706,378

Schedule of cash paid and related right-of-use operating lease

	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$129,653	$128,112
Reduction of lease liabilities:
Operating leases	$116,666	$110,080

	Years Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$257,508	$21,352
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$223,929	$4,950